Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Registration Statement Filing Date	dei_DocumentCreationDate	Jan. 27, 2012
Registration Statement Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011